Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2018
Loans and Allowances for Loan Losses
Schedule of summary of loans, by major class within the Company's loan portfolio

(in thousands)	2018	2017
Commercial, financial, and agricultural	$207,720	$192,238
Real estate construction - residential	28,610	26,492
Real estate construction - commercial	106,784	98,340
Real estate mortgage - residential	241,517	246,754
Real estate mortgage - commercial	529,536	472,455
Installment and other consumer	32,460	32,153
Total loans	$1,146,627	$1,068,432

Schedule of loans to directors and executive officers

(in thousands)
Balance at December 31, 2017	$6,442
New loans and new directors	1,127
Amounts collected	(1,565)
Balance at December 31, 2018	$6,004

Schedule of changes in the allowance for loan losses by portfolio segment

The following table illustrates the changes in the allowance for loan losses by portfolio segment:

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, &	Construction -	Construction -	Mortgage -	Mortgage -	Loans to	Un-
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Individuals	allocated	Total
Balance at December 31, 2015	$2,153	$59	$644	$2,439	$2,935	$273	$101	$8,604
Additions:
Provision for loan losses	690	49	(732)	381	865	113	59	1,425
Deductions:
Loans charged off	389	—	1	495	147	258	—	1,290
Less recoveries on loans	(299)	—	(502)	(60)	(140)	(146)	—	(1,147)
Net loans charged off	90	—	(501)	435	7	112	—	143
Balance at December 31, 2016	$2,753	$108	$413	$2,385	$3,793	$274	$160	$9,886
Additions:
Provision for loan losses	1,147	(26)	394	(560)	657	234	(81)	1,765
Deductions:
Loans charged off	649	—	—	219	45	268	—	1,181
Less recoveries on loans	(74)	(88)	—	(83)	(32)	(105)	—	(382)
Net loans charged off	575	(88)	—	136	13	163	—	799
Balance at December 31, 2017	$3,325	$170	$807	$1,689	$4,437	345	$79	$10,852
Additions:
Provision for loan losses	296	(44)	(20)	516	457	150	120	1,475
Deductions:
Loans charged off	484	48	30	186	38	255	—	1,041
Less recoveries on loans	(100)	(62)	—	(52)	(58)	(94)	—	(366)
Net loans charged off	384	(14)	30	134	(20)	161	—	675
Balance at December 31, 2018	$3,237	$140	$757	$2,071	$4,914	$334	$199	$11,652

Schedule of allowance for loan losses and recorded investment by portfolio segment

The following table illustrates the allowance for loan losses and recorded investment by portfolio segment:

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, and	Construction -	Construction -	Mortgage -	Mortgage -	and Other	Un-
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Consumer	allocated	Total
December 31, 2018
Allowance for loan losses:
Individually evaluated for impairment	$551	$—	$—	$579	$37	$27	$—	$1,194
Collectively evaluated for impairment	2,686	140	757	1,492	4,877	307	199	10,458
Total	$3,237	$140	$757	$2,071	$4,914	$334	$199	$11,652
Loans outstanding:
Individually evaluated for impairment	$2,428	$—	$153	$4,793	$850	$254	$—	$8,478
Collectively evaluated for impairment	205,292	28,610	106,631	236,724	528,686	32,206	—	1,138,149
Total	$207,720	$28,610	$106,784	$241,517	$529,536	$32,460	$—	$1,146,627

December 31, 2017
Allowance for loan losses:
Individually evaluated for impairment	$500	$—	$48	$521	$243	$21	$—	$1,333
Collectively evaluated for impairment	2,825	170	759	1,168	4,194	324	79	9,519
Total	$3,325	$170	$807	$1,689	$4,437	$345	$79	$10,852
Loans outstanding:
Individually evaluated for impairment	$3,007	$—	$97	$5,072	$2,004	$176	$—	$10,356
Collectively evaluated for impairment	189,231	26,492	98,243	241,682	470,451	31,977	—	1,058,076
Total	$192,238	$26,492	$98,340	$246,754	$472,455	$32,153	$—	$1,068,432

Schedule of impaired loans

The categories of impaired loans at December 31, 2018 and 2017 are as follows:

(in thousands)	2018	2017
Non-accrual loans	$5,414	$5,672
Performing TDRs	3,064	4,684
Total impaired loans	$8,478	$10,356

The following tables provide additional information about impaired loans at December 31, 2018 and 2017, respectively, segregated between loans for which an allowance has been provided and loans for which no allowance has been provided.

		Unpaid
	Recorded	Principal	Specific
(in thousands)	Investment	Balance	Reserves
December 31, 2018
With no related allowance recorded:
Commercial, financial and agricultural	$1,264	$1,550	$—
Real estate - construction commercial	153	180	—
Real estate - residential	561	602	—
Real estate - commercial	115	119	—
Total	$2,093	$2,451	$—
With an allowance recorded:
Commercial, financial and agricultural	$1,164	$1,236	$551
Real estate - residential	4,232	4,458	579
Real estate - commercial	735	1,093	37
Installment and other consumer	254	280	27
Total	$6,385	$7,067	$1,194
Total impaired loans	$8,478	$9,518	$1,194

		Unpaid
	Recorded	Principal	Specific
(in thousands)	Investment	Balance	Reserves
December 31, 2017
With no related allowance recorded:
Commercial, financial and agricultural	$1,393	$1,445	$—
Real estate - residential	674	688	—
Real estate - commercial	366	395	—
Total	$2,433	$2,528	$—
With an allowance recorded:
Commercial, financial and agricultural	$1,614	$1,834	$500
Real estate - construction commercial	97	97	48
Real estate - residential	4,398	4,500	521
Real estate - commercial	1,638	1,743	243
Installment and other consumer	176	196	21
Total	$7,923	$8,370	$1,333
Total impaired loans	$10,356	$10,898	$1,333

The following table presents by class, information related to the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2018 and 2017:

	2018		2017
		Interest		Interest
	Average	Recognized	Average	Recognized
	Recorded	For the	Recorded	For the
(in thousands)	Investment	Period Ended	Investment	Period Ended
With no related allowance recorded:
Commercial, financial and agricultural	$1,302	$—	$957	$—
Real estate - construction commercial	120	—	—	—
Real estate - residential	901	10	826	13
Real estate - commercial	59	22	373	—
Installment and other consumer	34	—
Total	$2,416	$32	$2,156	$13
With an allowance recorded:
Commercial, financial and agricultural	$1,394	$32	$1,536	$33
Real estate - construction commercial	15	—	49	—
Real estate - residential	4,169	99	4,575	149
Real estate - commercial	763	34	1,641	61
Installment and other consumer	206	2	114	—
Total	$6,547	$167	$7,915	$243
Total impaired loans	$8,963	$199	$10,071	$256

Schedule of aging information for the Company's past due and non-accrual loans

	Current or		90 Days
	Less Than		Past Due
	30 Days	30 - 89 Days	And Still
(in thousands)	Past Due	Past Due	Accruing	Non-Accrual	Total
December 31, 2018
Commercial, Financial, and Agricultural	$205,597	$266	$—	$1,857	$207,720
Real Estate Construction - Residential	28,404	206	—	—	28,610
Real Estate Construction - Commercial	106,531	100	—	153	106,784
Real Estate Mortgage - Residential	235,734	2,907	156	2,720	241,517
Real Estate Mortgage - Commercial	527,968	1,094	—	474	529,536
Installment and Other Consumer	32,002	242	6	210	32,460
Total	$1,136,236	$4,815	$162	$5,414	$1,146,627
December 31, 2017
Commercial, Financial, and Agricultural	$189,537	$192	$2	$2,507	$192,238
Real Estate Construction - Residential	25,930	287	275	—	26,492
Real Estate Construction - Commercial	98,243	—	—	97	98,340
Real Estate Mortgage - Residential	242,597	2,173	28	1,956	246,754
Real Estate Mortgage - Commercial	471,476	43	—	936	472,455
Installment and Other Consumer	31,715	239	23	176	32,153
Total	$1,059,498	$2,934	$328	$5,672	$1,068,432

Schedule of risk categories by class

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, &	Construction -	Construction -	Mortgage -	Mortgage -	and other
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Consumer	Total
At December 31, 2018
Watch	$8,871	$588	$4,063	$12,790	$36,408	$8	$62,728
Substandard	53	—	—	1,411	702	3	2,169
Performing TDRs	570	—	—	2,073	377	44	3,064
Non-accrual	1,857	—	153	2,720	474	210	5,414
Total	$11,351	$588	$4,216	$18,994	$37,961	$265	$73,375
At December 31, 2017
Watch	$9,868	$1,459	$1,284	$9,978	$49,197	$—	$71,786
Substandard	658	462	—	2,262	723	16	4,121
Performing TDRs	500	—	—	3,116	1,068	—	4,684
Non-accrual	2,507	—	97	1,956	936	176	5,672
Total	$13,533	$1,921	$1,381	$17,312	$51,924	$192	$86,263

Schedule of summary of loans that were modified as TDRs

	2018			2017
	Recorded Investment (1)			Recorded Investment (1)
	Number of	Pre-	Post-	Number of	Pre-	Post-
(in thousands)	Contracts	Modification	Modification	Contracts	Modification	Modification
Troubled Debt Restructurings
Commercial, financial and agricultural	3	$510	$502	3	$773	$773
Real estate mortgage - residential	2	149	147	2	118	116
Real estate mortgage - commercial	—	—	—	1	55	49
Installment and other consumer	5	185	117	—	—	—
Total	10	$844	$766	6	$946	$938

(1) The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off, or foreclosed upon during the period ended are not reported.